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                                            REGISTRATION NO. 333-30329/811-04909

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
               Pre-Effective Amendment No. ___                               / /
               Post-Effective Amendment No. 31                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                                Amendment No. 10                             /X/
                        (Check appropriate box or boxes.)

                           SYMETRA SEPARATE ACCOUNT SL
                           ---------------------------
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                         ------------------------------
                               (Name of Depositor)

                5069 154th Place N.E., Redmond, Washington            98052
                ------------------------------------------            -----
           (Address of Depositor's Principal Executive Offices)    (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000
                                                          --------------

                      Name and Address of Agent for Service
                      -------------------------------------
                              Jacqueline Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026

Approximate date of Proposed Public Offering            As Soon as Practicable
                                                        after Effective Date

It is proposed that this filing will become effective:
     / / Immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ On April 29, 2005 pursuant to paragraph (b) of Rule 485
     / /  60 days after filing pursuant to paragraph (a) of Rule 485
     / /  On ____________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following:
        / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               -------------------

                      Title of securities being registered:
                Flexible Premium Variable Life Insurance Policies

This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No.30 as filed with the Securities and Exchange Commission on April 29, 2005 (ACCESSION NUMBER:
0001047469-05-011853).
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               SUPPLEMENT TO PREMIER ACCUMULATION LIFE PROSPECTUS
                         SUPPLEMENT DATED APRIL 29, 2005
               TO PROSPECTUS DATED APRIL 29, 2005 AS SUPPLEMENTED

THE FIRST SENTENCE OF THE SECTION INVESTMENT OPTIONS BENEFIT ON PAGE 1 SHOULD BE REPLACED WITH THE FOLLOWING:

Currently, the separate account invests in 64 sub accounts, however, not all investment options may be available for all policies.

THE FOLLOWING PORTFOLIO OPERATING EXPENSES SHOULD BE ADDED TO THE PORTFOLIO OPERATING EXPENSE TABLE FOUND ON PAGE 5 OF THE PROSPECTUS.

                                                                                                                  NET TOTAL
                                                                                                                   ANNUAL
                                                                                                                  PORTFOLIO
                                                                                                                  OPERATING
                                                                                                                  EXPENSES
                                                                                 TOTAL ANNUAL     CONTRACTUAL    (AFTER ANY
                                                     DISTRIBUTION                 PORTFOLIO         EXPENSE     REIMBURSEMENT
                                       MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING        WAIVER OR     AND WAIVER
                                          FEES           FEES         EXPENSES    EXPENSES       REIMBURSEMENT   AGREEMENTS)
-------------------------------------  ----------   ---------------  ---------   ------------    -------------  -------------
AIM V.I. Aggressive Growth Fund          0.80%           None         0.36%         1.16%          -0.05%(2)       1.11%(2)
(Series I shares)(1)
AIM V.I. Health Sciences Fund (Series I  0.75%           None         0.36%         1.11%          -0.01%(3)       1.10%(3)
Shares((1)
Dreyfus VIF - Quality Bond Portfolio     0.65%           None         0.09%         0.74%             --           0.74%
-- Initial Shares (1)

Federated Capital Income Fund II(1)      0.75%(4)        0.25%(5)     0.42%(6)      1.42%             --           1.42%

Fidelity VIP Asset Manager Portfolio     0.53%           None         0.12%         0.65%          -0.01%(7)       0.64%
(1)

ING VP Natural Resources Trust (1)       1.00%           None         0.33%         1.33%             --           1.33%

Pioneer Growth Opportunities VCT         0.74%           None         0.06%         0.80%          -0.01%          0.79%
Portfolio  -- Class I Shares (1) (8)
Pioneer Fund VCT Portfolio - Class I     0.65%           None         0.06%         0.71%             --           0.71%
Shares (1)
Pioneer Small Cap Value II VCT           0.75%           None         0.26%         1.01%             --           1.01%
Portfolio - Class I Shares (1) (8)
Pioneer Mid Cap Value  VCT Portfolio -   0.65%             --         0.07%         0.72%             --           0.72%
Class I Shares (1)
Pioneer Bond VCT Portfolio - Class I     0.50%           None         0.23%         0.73%           0.11%          0.62%
Shares(1)(8)

(1) This portfolio is only available if you have been continuously invested in it since April 29, 2005.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(4) The Adviser reimbursed certain operating expenses of the Fund. This voluntary reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.61% for the fiscal year ended December 31, 2004.

(5) The Fund's Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.

(6) The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended December 31, 2004.

(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's

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    custodian expenses. Including these reductions, the total class operating expenses would have been: 0.64% for the Fidelity VIP Asset Manager portfolio. These offsets may be discontinued at any time.

(8) The expenses in the table above reflect the contractual expense limitation in effect through December 10, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.01% (Pioneer Small Cap Value II VCT Portfolio), 0.79% (Pioneer Growth Opportunities VCT Portfolio), and 0.62% (Pioneer Bond VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

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The following last sentence of the second paragraph under the Section
Allocation of Purchase Payments on page 9 should be deleted.

In addition, if you allocate money to a portfolio that is no longer available, we will apply that portion of your premium to the Fidelity Money Market Portfolio and attempt to contact you for new allocation instructions.

         THE FOLLOWING TABLE SHOULD BE ADDED TO SECTION OF THE TABLE OF VARIABLE
                         INVESTMENT OPTIONS ON PAGE 11.

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 29, 2005

              PORTFOLIO NAME                              INVESTMENT OBJECTIVE                          INVESTMENT ADVISER
------------------------------------------   ---------------------------------------------   ---------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Aggressive Growth Fund              Long-Term growth of capital.                    A I M Advisors, Inc.
(Series I shares)

AIM V.I. Health Sciences Fund (Series I      Growth of Capital                               A I M Advisors, Inc.
Shares)

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

Dreyfus VIF - Quality Bond Portfolio -       The portfolio seeks to maximize total return,   The Dreyfus Corporation
Initial Shares                               consisting of capital appreciation and
                                             current income. To pursue this goal, the
                                             portfolio normally invests at least 80% of
                                             its assets in bonds, including corporate
                                             bonds, debentures, notes, mortgage-related
                                             securities, collateralized mortgage
                                             obligations, asset-backed securities,
                                             convertible debt obligations, preferred
                                             stocks, convertible preferred stocks,
                                             municipal obligations and zero coupon bonds,
                                             that, when purchased, are rated A or better
                                             or are the unrated equivalent as determined
                                             by Dreyfus, and in securities issued or
                                             guaranteed by the U.S. government or its
                                             agencies or instrumentalities, including
                                             Treasury inflation-protection securities

FEDERATED INSURANCE SERIES

Federated Capital Income Fund II             The Fund's investment objective is to achieve   Federated Equity Management
                                             high current income and moderate capital        Company of Pennsylvania
                                             appreciation. The Fund pursues its investment   Sub-Advised by: Federated
                                             objective by investing in both equity and       Investment Management Company
                                             fixed income securities that have high
                                             relative income potential.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Asset Manager (SM) Portfolio    Fidelity VIP Asset Manager Portfolio seeks to   Fidelity Management & Research
                                             obtain high total return with reduced risk      Company
                                             over the long term by allocating its assets
                                             among stocks, bonds, and short-term
                                             instruments.

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
ING VP NATURAL RESOURCES TRUST

ING VP Natural Resources Trust               The Fund seeks long-term growth of capital      ING Investments, LLC
                                             through investment primarily in common stocks   Sub-Advised by Aeltus Investment
                                             of companies that own or develop natural        Management, Inc.
                                             resources and other basic commodities, or
                                             supply goods and services to such companies.
                                             Capital appreciation will be the primary
                                             determinant of total return and income is a
                                             secondary consideration. The investment
                                             objective may not be changed without
                                             shareholder approval.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Growth Opportunities VCT             Growth of capital.                              Pioneer Investment Management, Inc.
Portfolio -- Class I Shares

Pioneer Fund VCT Portfolio - Class I Shares  Reasonable income and capital growth.           Pioneer Investment Management,
                                                                                             Inc.
Pioneer Small Cap Value II VCT Portfolio -   Capital growth.                                 Pioneer Investment Management, Inc.
Class I Shares

Pioneer Mid Cap Value  VCT Portfolio -       Capital appreciation by investing in a          Pioneer Investment Management, Inc.
Class I Shares                               diversified portfolio of securities
                                             consisting primarily of common stocks.

Pioneer Bond VCT Portfolio -
Class I Shares                               To provide current income from an Pioneer       Pioneer Investment Management, Inc.
                                             Investment Management, Inc. investment grade
                                             portfolio with due regard to preservation of
                                             capital and prudent investment risk.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Redmond and State of Washington on the 29th day of April, 2005.

                                  Symetra Separate Account SL
                                                 (Registrant)

                                  By: Symetra Life Insurance Company
                                      ------------------------------

                         By:      /S/ Randall H. Talbot
                            --------------------------------------
                                  Randall H. Talbot, President

                          By: Symetra Life Insurance Company
                                         (Depositor)

                         By:      /S/ Randall H. Talbot
                            --------------------------------------
                                  Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

NAME                              TITLE
----                              -----
/s/ ALLYN D. CLOSE                Director
-------------------------
Allyn D. Close

/s/ GEORGE C. PAGOS               Director, Vice President, General Counsel  & Secretary
-------------------------
George C. Pagos

/s/ COLLEEN M. MURPHY             Assistant Vice President, Controller and
-------------------------         Assistant Secretary
Colleen M. Murphy

/s/ JENNIFER V. DAVIES            Director
-------------------------
Jennifer V. Davies

/s/ MARGARET A. MEISTER           Director and Chief Actuary
------------------------------
Margaret A. Meister

/s/ ROGER F. HARBIN               Director, Executive Vice President and Treasurer
-----------------------
Roger F. Harbin

/s/ RANDALL H. TALBOT             Director and President
-----------------------
Randall H. Talbot

/s/ OSCAR TENGTIO                 Director, Executive Vice President and Chief Financial
-----------------------           Officer
Oscar Tengtio